Disclosure of joint operations (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Advances from joint venture partners	$ 615,669	$ 808,905
Sweden [Member]
Statements Line Items
Advances from joint venture partners	159,443	0
USA [Member]
Statements Line Items
Advances from joint venture partners	$ 456,226	$ 808,905